MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Revenue By Major Customers By Reporting Segments [Text Block]
NOTE 18. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 88.2%, 0.0% and 0.0% of total sales for the years ended September 30, 2013, 2012 and 2011, respectively. The outstanding accounts receivable balance for this customer was 11.9% and 0.0% of the total accounts receivable balance as of September 30, 2013 and 2012, respectively.

Two vendors accounted for over 10% of the total purchases for the years ended September 30, 2013, 2012 and 2011, respectively.